Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	Jul. 06, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015
C000005559
Account Value [Line Items]
Account Value	$ 12,552	$ 12,585	$ 12,390	$ 11,977	$ 12,092	$ 11,767	$ 11,520	$ 11,542	$ 11,391	$ 11,307	$ 11,355	$ 11,569	$ 12,157	$ 12,541	$ 12,539	$ 12,416	$ 12,103	$ 12,096	$ 11,909	$ 11,466	$ 12,042	$ 11,623	$ 11,679	$ 11,361	$ 10,974	$ 10,770	$ 10,817	$ 10,771	$ 10,654	$ 10,686	$ 10,716		$ 10,598	$ 10,368	$ 10,177	$ 10,682	$ 10,506	$ 10,342	$ 10,157	$ 10,033	$ 9,948	$ 10,000
C000005560
Account Value [Line Items]
Account Value	12,133	12,175	11,996	11,606	11,728	11,422	11,192	11,235	11,085	11,023	11,080	11,298	11,882	12,266	12,262	12,163	11,868	11,870	11,685	11,271	11,834	11,442	11,495	11,191	10,818	10,626	10,673	10,643	10,536	10,586	10,625		10,507	10,287	10,106	10,616	10,451	10,306	10,131	10,015	9,939	10,000
C000193190
Account Value [Line Items]
Account Value	596,107	597,626	588,251	568,553	573,917	558,403	547,177	548,166	540,883	536,803	539,043	549,086	576,920	594,991	594,216	588,841	573,897	573,463	563,946	543,407	570,551	550,600	552,628	537,474	519,547	509,284	511,408	509,656	504,005	505,395	506,728	$ 500,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,590	12,588	12,434	12,041	12,228	11,996	11,721	11,728	11,600	11,504	11,524	11,670	12,223	12,592	12,613	12,521	12,304	12,348	12,199	11,955	12,175	11,772	11,816	11,498	11,123	10,851	10,869	10,805	10,682	10,729	10,816		10,686	10,421	10,162	10,721	10,533	10,395	10,184	10,031	9,949	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,590	12,588	12,434	12,041	12,228	11,996	11,721	11,728	11,600	11,504	11,524	11,670	12,223	12,592	12,613	12,521	12,304	12,348	12,199	11,955	12,175	11,772	11,816	11,498	11,123	10,851	10,869	10,805	10,682	10,729	10,816		$ 10,686	$ 10,421	$ 10,162	$ 10,721	$ 10,533	$ 10,395	$ 10,184	$ 10,031	$ 9,949	$ 10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 591,928	$ 591,810	$ 584,591	$ 566,100	$ 574,904	$ 564,005	$ 551,041	$ 551,363	$ 545,356	$ 540,844	$ 541,805	$ 548,673	$ 574,649	$ 591,991	$ 592,995	$ 588,667	$ 578,467	$ 580,547	$ 573,518	$ 562,052	$ 572,410	$ 553,458	$ 555,543	$ 540,548	$ 522,934	$ 510,139	$ 510,989	$ 508,013	$ 502,206	$ 504,440	$ 508,506	$ 500,000